SUBSEQUENT EVENTS (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands								1 Months Ended		12 Months Ended
	Mar. 20, 2025 CAD ($)	Jan. 30, 2025 CAD ($)	Jan. 16, 2025 CAD ($)	Jan. 16, 2025 EUR (€)	Jan. 16, 2025 ILS (₪)	Jan. 05, 2025 CAD ($)	Jan. 05, 2025 ILS (₪)	Feb. 28, 2025 CAD ($)	Feb. 28, 2025 ILS (₪)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Mar. 20, 2025 ILS (₪)	Mar. 05, 2025 CAD ($)	Mar. 05, 2025 ILS (₪)	Feb. 28, 2025 ILS (₪)	Jan. 30, 2025 ILS (₪)	Jan. 16, 2025 ILS (₪)
Disclosure of non-adjusting events after reporting period [line items]
Repayment of loans										$ 3,834	$ 4,827	$ 4,976
Remaining loan amount										$ 15,611	$ 12,513
Subsequent Events [Member] | Non Financial Institution [Member]
Disclosure of non-adjusting events after reporting period [line items]
Pay an additional fee			$ 52	€ 35
Subsequent Events [Member] | Mizrahi [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal loan amount	$ 1,560												₪ 4,000
Loan maturity	six-month grace period, after which repayment will be made in 31 monthly installments commencing September 10, 2025.
Loan, interest rate basis	interest at a rate of P+2.9% to be paid monthly
Remaining loan amount	$ 390												1,000
Subsequent Events [Member] | Mizrahi [Member] | Short-term loans [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal loan amount	$ 1,950												₪ 5,000
Subsequent Events [Member] | Yarok Pharm [Member] | Non Financial Institution [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal loan amount		$ 393															₪ 1,000
Loan maturity		maturity date was extended until October 31, 2025
Subsequent Events [Member] | IMC Holdings Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Pay an additional fee			59		₪ 150
Subsequent Events [Member] | IMC Holdings Ltd [Member] | Non Financial Institution [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal loan amount			$ 709											$ 1,772	₪ 4,500			₪ 1,800
Loan maturity			May 16, 2025	May 16, 2025	May 16, 2025
Subsequent Events [Member] | IMC Holdings Ltd [Member] | Telecana Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of issued and outstanding shares held						51.00%	51.00%
Sold for total consideration						$ 138	₪ 350
Repayment of loans								$ 28	₪ 70
Principal loan amount								$ 39								₪ 100